Revenues, Net (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source for the six-month periods ended June 30, 2018 and 2019:

	June 30, 2018	June 30, 2019
Revenues derived from spot charters, net	$5,430	$4,397
Revenues derived from time charters, net	8,137	8,783
Revenues, net	$13,567	$13,180

Schedule of Net Trade Accounts Receivable Disaggregated by Revenue Source

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2019 and December 31, 2018:

	December 31, 2018	June 30, 2019
Accounts receivable trade, net from spot charters	$2,581	$356
Accounts receivable trade, net from time charters	4	53
Total	$2,585	$409